CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Common shares par value		Additional paid-in capital	Retained earnings (accumulated deficit)	Accumulated other comprehensive loss
Balance at Dec. 31, 2007	$ 41,107	$ 51,887	[1]	$ 65,796	$ (37,530)	$ (39,046)
Net Income	101,634	0		0	101,634	0
Cash dividends	(51,422)	0		0	(51,422)	0
Common shares issued	2,922	380	[1]	2,542	0	0
Tax impact of share-based awards	(2,468)	0		(2,468)	0	0
Common shares repurchased	(21,847)	(1,054)	[1]	(20,793)	0	0
Other common shares retired	(1,721)	(82)	[1]	(1,639)	0	0
Fair value of share-based compensation	10,769	0		10,769	0	0
Amounts related to postretirement benefit plans, net of tax (Note 12)	(22,044)	0		0	0	(22,044)
Amortization of loss on derivatives, net of tax	1,383	0		0	0	1,383
Net unrealized gain on marketable sercurities, net of tax	0
Currency translation adjustment	(5,247)	0		0	0	(5,247)
Balance at Dec. 31, 2008	53,066	51,131	[1]	54,207	12,682	(64,954)
Net Income	99,365	0		0	99,365	0
Cash dividends	(51,279)	0		0	(51,279)	0
Common shares issued	1,972	237	[1]	1,735	0	0
Tax impact of share-based awards	(2,591)	0		(2,591)	0	0
Common shares repurchased	(1,319)	(120)	[1]	(1,199)	0	0
Other common shares retired	(667)	(59)	[1]	(608)	0	0
Fair value of share-based compensation	6,527	0		6,527	0	0
Amounts related to postretirement benefit plans, net of tax (Note 12)	5,811	0		0	0	5,811
Amortization of loss on derivatives, net of tax	1,657	0		0	0	1,657
Net unrealized gain on marketable sercurities, net of tax	0
Currency translation adjustment	4,668	0		0	0	4,668
Balance at Dec. 31, 2009	117,210	51,189	[1]	58,071	60,768	(52,818)
Net Income	152,624	0		0	152,624	0
Cash dividends	(51,435)	0		0	(51,435)	0
Common shares issued	4,597	408	[1]	4,189	0	0
Tax impact of share-based awards	(677)	0		(677)	0	0
Common shares repurchased	(2,999)	(167)	[1]	(2,832)	0	0
Other common shares retired	(1,810)	(94)	[1]	(1,716)	0	0
Fair value of share-based compensation	5,882	2	[1]	5,880	0	0
Amounts related to postretirement benefit plans, net of tax (Note 12)	(342)	0		0	0	(342)
Amortization of loss on derivatives, net of tax	1,319	0		0	0	1,319
Net unrealized gain on marketable sercurities, net of tax	13	0		0	0	13
Currency translation adjustment	1,816	0		0	0	1,816
Balance at Dec. 31, 2010	$ 226,198	$ 51,338	[1]	$ 62,915	$ 161,957	$ (50,012)

[1]	As the par value of our common shares is $1.00 per share, the number of shares associated with the transactions presented here is equivalent to the related par value. See Note 15 for share information.